Discontinued Operations (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations Details Narrative
Carrying amount of the oil and gas properties	$ 24,127
Asset retirement obligation	57,532
Asset retirement obligation, liabilities assumed	12,932
Cash received	3,000
Recognized gain	49,338
Revenue reported in discontinued operations		16,549
Net loss reported	$ (404,243)	$ (14,420)